UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21591

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	7-31

Date of reporting period:	04-30-2014

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM 2015 Portfolio
April 30, 2014

One Choice 2015 Portfolio - Schedule of Investments
APRIL 30, 2014 (UNAUDITED)
	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS — 40.6%
NT Core Equity Plus Fund Institutional Class	2,562,011	38,660,741
NT Equity Growth Fund Institutional Class	10,190,143	128,497,706
NT Growth Fund Institutional Class	5,483,507	85,762,055
NT Heritage Fund Institutional Class	2,770,840	34,524,667
NT Large Company Value Fund Institutional Class	11,520,119	141,121,458
NT Mid Cap Value Fund Institutional Class	4,268,482	53,868,239
NT Small Company Fund Institutional Class	2,429,130	25,262,950
Real Estate Fund Institutional Class	512,437	13,487,350
		521,185,166
DOMESTIC FIXED INCOME FUNDS — 37.7%
High-Yield Fund Institutional Class	7,708,384	48,100,316
Inflation-Adjusted Bond Fund Institutional Class	1,877,013	22,317,685
NT Diversified Bond Fund Institutional Class	31,489,736	338,829,560
Short Duration Inflation Protection Bond Fund Institutional Class	7,114,042	74,057,179
		483,304,740
MONEY MARKET FUNDS — 9.6%
Premium Money Market Fund Investor Class	122,889,340	122,889,340
INTERNATIONAL FIXED INCOME FUNDS — 6.9%
International Bond Fund Institutional Class	6,135,272	87,918,442
INTERNATIONAL EQUITY FUNDS — 5.2%
NT Emerging Markets Fund Institutional Class	246,671	2,543,179
NT International Growth Fund Institutional Class	5,504,590	64,183,523
		66,726,702
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,065,786,055)		1,282,024,390
OTHER ASSETS AND LIABILITIES†		7,306
TOTAL NET ASSETS — 100.0%		$1,282,031,696

Notes to Schedule of Investments
†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,088,354,628
Gross tax appreciation of investments	$193,669,762
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$193,669,762

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the nine months ended April 30, 2014 follows:

	July 31, 2013					April 30, 2014
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice 2015 Portfolio
NT Core Equity Plus Fund Institutional Class	2,607,470	$2,616,689	$2,698,109	$665,450	$2,199,276	2,562,011	$38,660,741
NT Equity Growth Fund Institutional Class	9,388,481	18,469,411	8,740,824	435,133	12,061,811	10,190,143	128,497,706
NT Growth Fund Institutional Class	5,572,458	6,282,289	6,746,883	964,954	3,669,964	5,483,507	85,762,055
NT Heritage Fund Institutional Class(2)	2,712,020	5,959,558	4,634,794	1,018,931	3,608,711	2,770,840	34,524,667
NT Large Company Value Fund Institutional Class	11,104,521	13,054,449	8,274,632	186,895	5,144,506	11,520,119	141,121,458
NT Mid Cap Value Fund Institutional Class	4,100,679	4,953,410	2,785,552	282,190	4,316,054	4,268,482	53,868,239
NT Small Company Fund Institutional Class	2,338,451	3,812,454	2,449,478	669,795	3,000,796	2,429,130	25,262,950
Real Estate Fund Institutional Class	481,373	1,751,446	1,016,857	74,965	190,468	512,437	13,487,350
High-Yield Fund Institutional Class	6,629,783	6,933,728	252,930	(6,219)	2,428,273	7,708,384	48,100,316
Inflation-Adjusted Bond Fund Institutional Class	6,696,627	11,117,788	70,726,091	(1,409,807)	769,252	1,877,013	22,317,685
NT Diversified Bond Fund Institutional Class	27,867,833	57,351,042	19,631,705	(689,150)	5,617,246	31,489,736	338,829,560
Short Duration Inflation Protection Bond Fund Institutional Class	—	74,532,265	563,764	(1,521)	154,591	7,114,042	74,057,179
Premium Money Market Fund Investor Class	101,533,706	22,626,490	1,270,857	—	8,535	122,889,340	122,889,340
International Bond Fund Institutional Class	5,316,033	13,351,046	2,127,065	(106,182)	354,001	6,135,272	87,918,442
NT Emerging Markets Fund Institutional Class	586,208	183,998	2,768,267	938,692	12,535	246,671	2,543,179
NT International Growth Fund Institutional Class	5,358,497	7,793,179	5,618,557	687,292	3,674,284	5,504,590	64,183,523
		$250,789,242	$140,306,365	$3,711,418	$47,210,303		$1,282,024,390

(1) Distributions received includes distributions from net investment income and from capital gains, if any.
(2) Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM 2020 Portfolio
April 30, 2014

One Choice 2020 Portfolio - Schedule of Investments
APRIL 30, 2014 (UNAUDITED)
	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS — 43.7%
NT Core Equity Plus Fund Institutional Class	2,589,874	39,081,206
NT Equity Growth Fund Institutional Class	9,890,112	124,714,315
NT Growth Fund Institutional Class	6,612,922	103,426,099
NT Heritage Fund Institutional Class	3,871,208	48,235,253
NT Large Company Value Fund Institutional Class	11,960,877	146,520,738
NT Mid Cap Value Fund Institutional Class	5,088,303	64,214,388
NT Small Company Fund Institutional Class	2,480,371	25,795,861
Real Estate Fund Institutional Class	643,031	16,924,569
		568,912,429
DOMESTIC FIXED INCOME FUNDS — 36.2%
High-Yield Fund Institutional Class	7,567,832	47,223,272
Inflation-Adjusted Bond Fund Institutional Class	3,318,311	39,454,721
NT Diversified Bond Fund Institutional Class	30,642,956	329,718,209
Short Duration Inflation Protection Bond Fund Institutional Class	5,281,130	54,976,565
		471,372,767
INTERNATIONAL EQUITY FUNDS — 7.1%
NT Emerging Markets Fund Institutional Class	1,480,289	15,261,782
NT International Growth Fund Institutional Class	6,645,147	77,482,414
		92,744,196
MONEY MARKET FUNDS — 7.1%
Premium Money Market Fund Investor Class	92,492,160	92,492,160
INTERNATIONAL FIXED INCOME FUNDS — 5.9%
International Bond Fund Institutional Class	5,332,090	76,408,846
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,131,649,925)		1,301,930,398
OTHER ASSETS AND LIABILITIES†		48,814
TOTAL NET ASSETS — 100.0%		$1,301,979,212

Notes to Schedule of Investments
†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,136,916,044
Gross tax appreciation of investments	$165,014,354
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$165,014,354

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the nine months ended April 30, 2014 follows:

	July 31, 2013					April 30, 2014
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice 2020 Portfolio
NT Core Equity Plus Fund Institutional Class	2,109,093	$7,435,999	$599,297	$16,063	$2,080,747	2,589,874	$39,081,206
NT Equity Growth Fund Institutional Class	7,567,704	32,562,892	4,510,102	43,525	10,826,203	9,890,112	124,714,315
NT Growth Fund Institutional Class	5,424,075	21,905,428	3,955,402	11,151	4,116,703	6,612,922	103,426,099
NT Heritage Fund Institutional Class(2)	2,935,252	14,430,311	2,750,947	(51,187)	4,661,104	3,871,208	48,235,253
NT Large Company Value Fund Institutional Class	9,500,396	33,131,580	4,728,074	41,875	4,972,075	11,960,877	146,520,738
NT Mid Cap Value Fund Institutional Class	3,964,015	14,535,530	870,643	(28,999)	4,788,931	5,088,303	64,214,388
NT Small Company Fund Institutional Class	1,866,026	7,208,508	861,113	19,873	2,822,271	2,480,371	25,795,861
Real Estate Fund Institutional Class	514,039	4,085,069	1,058,076	2,898	225,289	643,031	16,924,569
High-Yield Fund Institutional Class	5,658,295	12,360,781	521,774	(8,479)	2,236,172	7,567,832	47,223,272
Inflation-Adjusted Bond Fund Institutional Class	5,772,276	17,801,989	50,779,345	(3,236,378)	1,257,790	3,318,311	39,454,721
NT Diversified Bond Fund Institutional Class	22,991,264	102,921,122	22,578,315	(883,245)	5,132,454	30,642,956	329,718,209
Short Duration Inflation Protection Bond Fund Institutional Class	—	55,126,421	222,493	(728)	106,772	5,281,130	54,976,565
NT Emerging Markets Fund Institutional Class	1,480,359	2,868,313	2,938,079	15,184	60,490	1,480,289	15,261,782
NT International Growth Fund Institutional Class	5,384,627	18,493,308	4,033,328	20,062	4,173,338	6,645,147	77,482,414
Premium Money Market Fund Investor Class	65,611,158	28,213,996	1,332,994	—	6,010	92,492,160	92,492,160
International Bond Fund Institutional Class	4,038,033	20,901,085	3,082,361	(141,323)	289,653	5,332,090	76,408,846
		$393,982,332	$104,822,343	$(4,179,708)	$47,756,002		$1,301,930,398

(1) Distributions received includes distributions from net investment income and from capital gains, if any.
(2) Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM 2025 Portfolio
April 30, 2014

One Choice 2025 Portfolio - Schedule of Investments
APRIL 30, 2014 (UNAUDITED)
	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS — 46.8%
NT Core Equity Plus Fund Institutional Class	4,195,419	63,308,870
NT Equity Growth Fund Institutional Class	15,439,819	194,696,121
NT Growth Fund Institutional Class	12,210,480	190,971,914
NT Heritage Fund Institutional Class	7,583,085	94,485,245
NT Large Company Value Fund Institutional Class	19,636,400	240,545,905
NT Mid Cap Value Fund Institutional Class	9,111,396	114,985,812
NT Small Company Fund Institutional Class	4,825,641	50,186,666
Real Estate Fund Institutional Class	1,254,712	33,024,022
		982,204,555
DOMESTIC FIXED INCOME FUNDS — 34.4%
High-Yield Fund Institutional Class	11,532,241	71,961,183
Inflation-Adjusted Bond Fund Institutional Class	7,366,385	87,586,323
NT Diversified Bond Fund Institutional Class	47,072,519	506,500,309
Short Duration Inflation Protection Bond Fund Institutional Class	5,395,401	56,166,124
		722,213,939
INTERNATIONAL EQUITY FUNDS — 9.2%
NT Emerging Markets Fund Institutional Class	4,551,501	46,925,977
NT International Growth Fund Institutional Class	12,479,881	145,515,414
		192,441,391
MONEY MARKET FUNDS — 5.0%
Premium Money Market Fund Investor Class	104,516,791	104,516,791
INTERNATIONAL FIXED INCOME FUNDS — 4.6%
International Bond Fund Institutional Class	6,803,712	97,497,197
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,736,342,062)		2,098,873,873
OTHER ASSETS AND LIABILITIES†		3,058
TOTAL NET ASSETS — 100.0%		2,098,876,931

Notes to Schedule of Investments
†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,768,598,567
Gross tax appreciation of investments	$330,275,306
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$330,275,306

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the nine months ended April 30, 2014 follows:

	July 31, 2013					April 30, 2014
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice 2025 Portfolio
NT Core Equity Plus Fund Institutional Class	3,841,659	$6,308,562	$1,227,355	$86,711	$3,493,640	4,195,419	$63,308,870
NT Equity Growth Fund Institutional Class	13,407,589	30,084,829	5,747,716	195,879	17,710,400	15,439,819	194,696,121
NT Growth Fund Institutional Class	11,473,007	20,287,356	9,051,351	212,882	7,969,246	12,210,480	190,971,914
NT Heritage Fund Institutional Class(2)	6,367,562	19,384,170	4,124,499	248,595	9,367,036	7,583,085	94,485,245
NT Large Company Value Fund Institutional Class	17,688,022	30,795,748	8,447,866	197,640	8,524,081	19,636,400	240,545,905
NT Mid Cap Value Fund Institutional Class	8,006,170	14,617,880	1,276,189	(15,138)	8,831,767	9,111,396	114,985,812
NT Small Company Fund Institutional Class	4,389,883	8,770,650	3,976,095	743,073	5,898,231	4,825,641	50,186,666
Real Estate Fund Institutional Class	1,037,027	6,833,435	1,765,683	33,867	455,084	1,254,712	33,024,022
High-Yield Fund Institutional Class	9,207,943	14,419,835	—	—	3,522,906	11,532,241	71,961,183
Inflation-Adjusted Bond Fund Institutional Class	9,501,028	23,344,295	53,396,806	(4,076,654)	2,860,990	7,366,385	87,586,323
NT Diversified Bond Fund Institutional Class	38,736,091	113,062,161	25,479,162	(907,327)	8,140,423	47,072,519	506,500,309
Short Duration Inflation Protection Bond Fund Institutional Class	—	56,099,506	—	—	112,100	5,395,401	56,166,124
NT Emerging Markets Fund Institutional Class	4,052,787	8,643,274	3,740,545	6,903	183,695	4,551,501	46,925,977
NT International Growth Fund Institutional Class	11,184,672	24,071,673	9,275,655	206,387	8,152,320	12,479,881	145,515,414
Premium Money Market Fund Investor Class	84,682,336	20,083,970	249,515	—	7,188	104,516,791	104,516,791
International Bond Fund Institutional Class	5,235,492	23,166,586	1,470,607	(76,753)	377,637	6,803,712	97,497,197
		$419,973,930	$129,229,044	$(3,143,935)	$85,606,744		$2,098,873,873

(1) Distributions received includes distributions from net investment income and from capital gains, if any.
(2) Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM 2030 Portfolio
April 30, 2014

One Choice 2030 Portfolio - Schedule of Investments
APRIL 30, 2014 (UNAUDITED)
	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS — 50.8%
NT Core Equity Plus Fund Institutional Class	2,731,934	41,224,878
NT Equity Growth Fund Institutional Class	9,328,903	117,637,467
NT Growth Fund Institutional Class	8,772,763	137,206,017
NT Heritage Fund Institutional Class	5,065,148	63,111,749
NT Large Company Value Fund Institutional Class	12,376,208	151,608,546
NT Mid Cap Value Fund Institutional Class	5,252,041	66,280,753
NT Small Company Fund Institutional Class	4,126,217	42,912,659
Real Estate Fund Institutional Class	870,617	22,914,647
		642,896,716
DOMESTIC FIXED INCOME FUNDS — 30.9%
High-Yield Fund Institutional Class	6,188,101	38,613,750
Inflation-Adjusted Bond Fund Institutional Class	5,274,806	62,717,449
NT Diversified Bond Fund Institutional Class	25,459,625	273,945,568
Short Duration Inflation Protection Bond Fund Institutional Class	1,530,285	15,930,271
		391,207,038
INTERNATIONAL EQUITY FUNDS — 11.2%
NT Emerging Markets Fund Institutional Class	3,333,012	34,363,356
NT International Growth Fund Institutional Class	9,154,218	106,738,178
		141,101,534
MONEY MARKET FUNDS — 5.0%
Premium Money Market Fund Investor Class	63,223,938	63,223,938
INTERNATIONAL FIXED INCOME FUNDS — 2.1%
International Bond Fund Institutional Class	1,889,106	27,070,895
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,090,156,756)		1,265,500,121
OTHER ASSETS AND LIABILITIES†		2,540
TOTAL NET ASSETS — 100.0%		$1,265,502,661

Notes to Schedule of Investments
†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,095,808,865
Gross tax appreciation of investments	$170,771,448
Gross tax depreciation of investments	(1,080,192)
Net tax appreciation (depreciation) of investments	$169,691,256

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the nine months ended April 30, 2014 follows:

	July 31, 2013					April 30, 2014
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice 2030 Portfolio
NT Core Equity Plus Fund Institutional Class	2,128,304	$8,999,778	$372,960	$(4,513)	$2,167,130	2,731,934	$41,224,878
NT Equity Growth Fund Institutional Class	6,867,087	32,816,996	2,922,991	(25,599)	10,128,117	9,328,903	117,637,467
NT Growth Fund Institutional Class	7,020,849	31,577,387	5,028,696	(4,250)	5,450,239	8,772,763	137,206,017
NT Heritage Fund Institutional Class(2)	3,539,295	20,831,568	1,307,792	(29,100)	5,986,874	5,065,148	63,111,749
NT Large Company Value Fund Institutional Class	9,538,044	36,195,731	3,332,482	5,610	5,087,488	12,376,208	151,608,546
NT Mid Cap Value Fund Institutional Class	3,872,410	17,718,198	846,731	(37,984)	4,832,856	5,252,041	66,280,753
NT Small Company Fund Institutional Class	3,042,249	13,035,252	1,832,284	(7,949)	4,744,927	4,126,217	42,912,659
Real Estate Fund Institutional Class	657,257	6,469,135	1,442,676	(47,237)	296,061	870,617	22,914,647
High-Yield Fund Institutional Class	4,418,124	11,746,848	773,928	(16,798)	1,784,779	6,188,101	38,613,750
Inflation-Adjusted Bond Fund Institutional Class	4,569,525	23,068,256	16,171,137	(1,396,275)	1,960,657	5,274,806	62,717,449
NT Diversified Bond Fund Institutional Class	18,116,815	96,023,738	18,723,863	(741,028)	4,171,996	25,459,625	273,945,568
Short Duration Inflation Protection Bond Fund Institutional Class	—	16,119,174	210,499	(577)	29,610	1,530,285	15,930,271
NT Emerging Markets Fund Institutional Class	2,647,233	8,922,339	1,978,084	(26,578)	131,140	3,333,012	34,363,356
NT International Growth Fund Institutional Class	7,058,493	29,381,699	5,205,239	30,855	5,694,051	9,154,218	106,738,178
Premium Money Market Fund Investor Class	45,224,828	19,268,891	1,269,781	—	4,115	63,223,938	63,223,938
International Bond Fund Institutional Class	1,150,750	10,646,402	393,580	(16,531)	96,142	1,889,106	27,070,895
		$382,821,392	$61,812,723	$(2,317,954)	$52,566,182		$1,265,500,121

(1) Distributions received includes distributions from net investment income and from capital gains, if any.
(2) Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM 2035 Portfolio
April 30, 2014

One Choice 2035 Portfolio - Schedule of Investments
APRIL 30, 2014 (UNAUDITED)
	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS — 55.3%
NT Core Equity Plus Fund Institutional Class	3,525,175	53,194,888
NT Equity Growth Fund Institutional Class	12,223,970	154,144,263
NT Growth Fund Institutional Class	13,191,316	206,312,189
NT Heritage Fund Institutional Class	7,119,980	88,714,947
NT Large Company Value Fund Institutional Class	16,868,990	206,645,130
NT Mid Cap Value Fund Institutional Class	7,040,511	88,851,254
NT Small Company Fund Institutional Class	6,565,653	68,282,786
Real Estate Fund Institutional Class	1,274,659	33,549,028
		899,694,485
DOMESTIC FIXED INCOME FUNDS — 27.2%
High-Yield Fund Institutional Class	7,040,998	43,935,826
Inflation-Adjusted Bond Fund Institutional Class	7,402,131	88,011,333
NT Diversified Bond Fund Institutional Class	28,853,800	310,466,892
Short Duration Inflation Protection Bond Fund Institutional Class	66,896	696,385
		443,110,436
INTERNATIONAL EQUITY FUNDS — 12.9%
NT Emerging Markets Fund Institutional Class	5,374,731	55,413,481
NT International Growth Fund Institutional Class	13,276,380	154,802,595
		210,216,076
MONEY MARKET FUNDS — 4.6%
Premium Money Market Fund Investor Class	75,355,350	75,355,350
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,338,357,780)		1,628,376,347
OTHER ASSETS AND LIABILITIES†		7,320
TOTAL NET ASSETS — 100.0%		$1,628,383,667

Notes to Schedule of Investments
†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,359,913,623
Gross tax appreciation of investments	$270,181,887
Gross tax depreciation of investments	(1,719,163)
Net tax appreciation (depreciation) of investments	$268,462,724

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the nine months ended April 30, 2014 follows:

	July 31, 2013					April 30, 2014
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice 2035 Portfolio
NT Core Equity Plus Fund Institutional Class	3,080,717	$7,187,270	$862,922	$39,937	$2,890,299	3,525,175	$53,194,888
NT Equity Growth Fund Institutional Class	10,361,071	26,348,676	3,989,724	115,876	13,923,021	12,223,970	154,144,263
NT Growth Fund Institutional Class	11,715,612	26,975,202	4,669,587	(14,940)	8,415,493	13,191,316	206,312,189
NT Heritage Fund Institutional Class(2)	5,815,662	18,703,079	2,401,417	33,808	8,777,194	7,119,980	88,714,947
NT Large Company Value Fund Institutional Class	14,683,860	31,101,012	5,960,256	117,267	7,214,334	16,868,990	206,645,130
NT Mid Cap Value Fund Institutional Class	6,047,493	12,215,245	215,700	1,418	6,743,194	7,040,511	88,851,254
NT Small Company Fund Institutional Class	5,270,123	15,604,174	2,448,484	44,082	7,676,593	6,565,653	68,282,786
Real Estate Fund Institutional Class	1,063,993	6,954,386	2,049,396	47,952	458,804	1,274,659	33,549,028
High-Yield Fund Institutional Class	5,430,252	10,030,609	35,670	(1,063)	2,097,464	7,040,998	43,935,826
Inflation-Adjusted Bond Fund Institutional Class	5,661,590	23,187,718	2,780,491	(294,021)	2,817,285	7,402,131	88,011,333
NT Diversified Bond Fund Institutional Class	22,680,743	85,318,381	20,502,458	(716,118)	4,900,283	28,853,800	310,466,892
Short Duration Inflation Protection Bond Fund Institutional Class	—	695,216	—	—	—	66,896	696,385
NT Emerging Markets Fund Institutional Class	4,619,617	10,054,961	2,507,503	(34,762)	219,032	5,374,731	55,413,481
NT International Growth Fund Institutional Class	11,491,419	30,942,217	10,386,426	216,701	8,478,389	13,276,380	154,802,595
Premium Money Market Fund Investor Class	55,091,232	20,941,000	676,882	—	4,923	75,355,350	75,355,350
		$326,259,146	$59,486,916	$(443,863)	$74,616,308		$1,628,376,347

(1) Distributions received includes distributions from net investment income and from capital gains, if any.
(2) Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM 2040 Portfolio
April 30, 2014

One Choice 2040 Portfolio - Schedule of Investments
APRIL 30, 2014 (UNAUDITED)
	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS — 60.4%
NT Core Equity Plus Fund Institutional Class	2,120,772	32,002,443
NT Equity Growth Fund Institutional Class	7,382,422	93,092,339
NT Growth Fund Institutional Class	7,956,293	124,436,427
NT Heritage Fund Institutional Class	4,684,732	58,371,756
NT Large Company Value Fund Institutional Class	10,179,639	124,700,573
NT Mid Cap Value Fund Institutional Class	4,648,175	58,659,971
NT Small Company Fund Institutional Class	3,572,762	37,156,728
Real Estate Fund Institutional Class	800,268	21,063,058
		549,483,295
DOMESTIC FIXED INCOME FUNDS — 23.3%
High-Yield Fund Institutional Class	3,417,818	21,327,185
Inflation-Adjusted Bond Fund Institutional Class	3,564,566	42,382,694
NT Diversified Bond Fund Institutional Class	13,821,586	148,720,264
		212,430,143
INTERNATIONAL EQUITY FUNDS — 14.2%
NT Emerging Markets Fund Institutional Class	3,713,895	38,290,261
NT International Growth Fund Institutional Class	7,774,267	90,647,952
		128,938,213
MONEY MARKET FUNDS — 2.1%
Premium Money Market Fund Investor Class	19,402,016	19,402,016
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $781,487,539)		910,253,667
OTHER ASSETS AND LIABILITIES†		960
TOTAL NET ASSETS — 100.0%		$910,254,627

Notes to Schedule of Investments
†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$784,478,018
Gross tax appreciation of investments	$127,352,935
Gross tax depreciation of investments	(1,577,286)
Net tax appreciation (depreciation) of investments	$125,775,649

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the nine months ended April 30, 2014 follows:

	July 31, 2013					April 30, 2014
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice 2040 Portfolio
NT Core Equity Plus Fund Institutional Class	1,661,736	$7,245,190	$677,462	$22,465	$1,676,917	2,120,772	$32,002,443
NT Equity Growth Fund Institutional Class	5,313,904	26,919,099	1,759,115	(3,135)	8,051,803	7,382,422	93,092,339
NT Growth Fund Institutional Class	6,125,839	30,918,253	3,073,328	(5,562)	4,903,465	7,956,293	124,436,427
NT Heritage Fund Institutional Class(2)	3,254,491	19,554,000	1,188,090	(18,653)	5,605,573	4,684,732	58,371,756
NT Large Company Value Fund Institutional Class	7,634,726	32,148,489	2,678,470	13,873	4,184,504	10,179,639	124,700,573
NT Mid Cap Value Fund Institutional Class	3,416,646	15,890,908	836,625	(31,963)	4,305,028	4,648,175	58,659,971
NT Small Company Fund Institutional Class	2,444,335	12,424,708	651,357	(1,630)	4,036,738	3,572,762	37,156,728
Real Estate Fund Institutional Class	587,623	6,464,629	1,442,438	(19,376)	269,560	800,268	21,063,058
High-Yield Fund Institutional Class	2,299,621	7,077,814	141,404	(4,158)	975,441	3,417,818	21,327,185
Inflation-Adjusted Bond Fund Institutional Class	2,336,857	15,933,870	1,447,052	(151,048)	1,297,393	3,564,566	42,382,694
NT Diversified Bond Fund Institutional Class	9,430,054	54,926,225	8,584,032	(317,997)	2,249,367	13,821,586	148,720,264
NT Emerging Markets Fund Institutional Class	2,822,162	11,222,060	2,101,372	(30,099)	146,669	3,713,895	38,290,261
NT International Growth Fund Institutional Class	5,718,528	26,118,047	2,349,679	(10,376)	4,821,830	7,774,267	90,647,952
Premium Money Market Fund Investor Class	11,028,928	8,473,431	100,343	—	1,162	19,402,016	19,402,016
		$275,316,723	$27,030,767	$(557,659)	$42,525,450		$910,253,667

(1) Distributions received includes distributions from net investment income and from capital gains, if any.
(2) Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM 2045 Portfolio
April 30, 2014

One Choice 2045 Portfolio - Schedule of Investments
APRIL 30, 2014 (UNAUDITED)
	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS — 64.8%
NT Core Equity Plus Fund Institutional Class	3,392,560	51,193,737
NT Equity Growth Fund Institutional Class	9,434,214	118,965,435
NT Growth Fund Institutional Class	10,644,703	166,483,149
NT Heritage Fund Institutional Class	6,701,605	83,502,001
NT Large Company Value Fund Institutional Class	13,604,193	166,651,365
NT Mid Cap Value Fund Institutional Class	6,606,215	83,370,431
NT Small Company Fund Institutional Class	4,348,463	45,224,014
Real Estate Fund Institutional Class	1,118,421	29,436,849
		744,826,981
DOMESTIC FIXED INCOME FUNDS — 19.7%
High-Yield Fund Institutional Class	3,622,588	22,604,948
Inflation-Adjusted Bond Fund Institutional Class	3,799,757	45,179,109
NT Diversified Bond Fund Institutional Class	14,732,521	158,521,931
		226,305,988
INTERNATIONAL EQUITY FUNDS — 15.5%
NT Emerging Markets Fund Institutional Class	5,786,743	59,661,320
NT International Growth Fund Institutional Class	10,107,250	117,850,537
		177,511,857
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $945,339,734)		1,148,644,826
OTHER ASSETS AND LIABILITIES†		1,698
TOTAL NET ASSETS — 100.0%		$1,148,646,524

Notes to Schedule of Investments
†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$960,876,532
Gross tax appreciation of investments	$189,030,580
Gross tax depreciation of investments	(1,262,286)
Net tax appreciation (depreciation) of investments	$187,768,294

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the nine months ended April 30, 2014 follows:

	July 31, 2013					April 30, 2014
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice 2045 Portfolio
NT Core Equity Plus Fund Institutional Class	2,848,538	$8,482,718	$727,875	$12,303	$2,741,683	3,392,560	$51,193,737
NT Equity Growth Fund Institutional Class	7,383,932	26,745,266	1,923,363	(19,279)	10,402,375	9,434,214	118,965,435
NT Growth Fund Institutional Class	8,899,746	28,801,210	2,158,086	(2,845)	6,559,040	10,644,703	166,483,149
NT Heritage Fund Institutional Class(2)	4,954,886	22,956,804	729,606	8,622	7,931,388	6,701,605	83,502,001
NT Large Company Value Fund Institutional Class	11,132,399	33,112,826	4,457,767	56,933	5,625,198	13,604,193	166,651,365
NT Mid Cap Value Fund Institutional Class	5,157,434	18,301,499	633,072	(239)	6,084,908	6,606,215	83,370,431
NT Small Company Fund Institutional Class	3,457,090	11,518,158	2,425,361	48,622	4,956,241	4,348,463	45,224,014
Real Estate Fund Institutional Class	898,233	6,637,407	1,468,105	22,332	390,117	1,118,421	29,436,849
High-Yield Fund Institutional Class	2,706,768	5,690,692	1,966	(52)	1,059,097	3,622,588	22,604,948
Inflation-Adjusted Bond Fund Institutional Class	2,756,318	12,976,481	640,815	(65,801)	1,394,168	3,799,757	45,179,109
NT Diversified Bond Fund Institutional Class	11,177,474	47,846,071	10,487,582	(395,189)	2,458,735	14,732,521	158,521,931
NT Emerging Markets Fund Institutional Class	4,656,480	14,190,023	2,784,148	(70,906)	229,520	5,786,743	59,661,320
NT International Growth Fund Institutional Class	7,986,801	28,867,206	4,409,296	(29,690)	6,268,923	10,107,250	117,850,537
		$266,126,361	$32,847,042	$(435,189)	$56,101,393		$1,148,644,826

(1) Distributions received includes distributions from net investment income and from capital gains, if any.
(2) Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM 2050 Portfolio
April 30, 2014

One Choice 2050 Portfolio - Schedule of Investments
APRIL 30, 2014 (UNAUDITED)
	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS — 66.5%
NT Core Equity Plus Fund Institutional Class	1,464,714	22,102,536
NT Equity Growth Fund Institutional Class	4,001,741	50,461,952
NT Growth Fund Institutional Class	4,629,784	72,409,815
NT Heritage Fund Institutional Class	2,857,912	35,609,589
NT Large Company Value Fund Institutional Class	6,019,518	73,739,099
NT Mid Cap Value Fund Institutional Class	2,813,172	35,502,231
NT Small Company Fund Institutional Class	2,204,214	22,923,821
Real Estate Fund Institutional Class	523,799	13,786,398
		326,535,441
DOMESTIC FIXED INCOME FUNDS — 17.4%
High-Yield Fund Institutional Class	1,347,496	8,408,375
Inflation-Adjusted Bond Fund Institutional Class	1,412,088	16,789,727
NT Diversified Bond Fund Institutional Class	5,571,336	59,947,580
		85,145,682
INTERNATIONAL EQUITY FUNDS — 16.1%
NT Emerging Markets Fund Institutional Class	2,921,056	30,116,092
NT International Growth Fund Institutional Class	4,203,559	49,013,493
		79,129,585
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $424,436,198)		490,810,708
OTHER ASSETS AND LIABILITIES†		1,436
TOTAL NET ASSETS — 100.0%		$490,812,144

Notes to Schedule of Investments
†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$426,112,939
Gross tax appreciation of investments	$65,455,855
Gross tax depreciation of investments	(758,086)
Net tax appreciation (depreciation) of investments	$64,697,769

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the nine months ended April 30, 2014 follows:

	July 31, 2013					April 30, 2014
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice 2050 Portfolio
NT Core Equity Plus Fund Institutional Class	1,094,952	$5,646,961	$368,487	$(927)	$1,117,992	1,464,714	$22,102,536
NT Equity Growth Fund Institutional Class	2,859,451	15,241,136	1,357,394	(21,548)	4,215,948	4,001,741	50,461,952
NT Growth Fund Institutional Class	3,486,184	19,710,351	2,243,084	(8,117)	2,738,789	4,629,784	72,409,815
NT Heritage Fund Institutional Class(2)	1,889,721	13,298,161	870,367	(19,561)	3,258,085	2,857,912	35,609,589
NT Large Company Value Fund Institutional Class	4,437,013	20,277,890	1,916,231	(7,510)	2,375,366	6,019,518	73,739,099
NT Mid Cap Value Fund Institutional Class	1,988,839	10,659,911	580,492	(7,536)	2,486,811	2,813,172	35,502,231
NT Small Company Fund Institutional Class	1,499,847	8,283,892	1,006,482	(16,768)	2,407,024	2,204,214	22,923,821
Real Estate Fund Institutional Class	381,766	4,325,455	982,978	(22,719)	174,443	523,799	13,786,398
High-Yield Fund Institutional Class	911,202	2,759,904	52,375	(1,514)	378,337	1,347,496	8,408,375
Inflation-Adjusted Bond Fund Institutional Class	926,820	6,419,181	726,013	(73,877)	496,979	1,412,088	16,789,727
NT Diversified Bond Fund Institutional Class	3,765,482	22,965,518	3,933,913	(162,047)	885,084	5,571,336	59,947,580
NT Emerging Markets Fund Institutional Class	2,139,963	10,184,258	2,310,169	(83,395)	113,366	2,921,056	30,116,092
NT International Growth Fund Institutional Class	2,998,655	16,051,918	2,141,585	(17,056)	2,511,255	4,203,559	49,013,493
		$155,824,536	$18,489,570	$(442,575)	$23,159,479		$490,810,708

(1) Distributions received includes distributions from net investment income and from capital gains, if any.
(2) Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM 2055 Portfolio
April 30, 2014

One Choice 2055 Portfolio - Schedule of Investments
APRIL 30, 2014 (UNAUDITED)
	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS — 69.1%
NT Core Equity Plus Fund Institutional Class	316,381	4,774,192
NT Equity Growth Fund Institutional Class	906,708	11,433,590
NT Growth Fund Institutional Class	1,035,771	16,199,456
NT Heritage Fund Institutional Class	639,659	7,970,154
NT Large Company Value Fund Institutional Class	1,343,860	16,462,288
NT Mid Cap Value Fund Institutional Class	630,084	7,951,663
NT Small Company Fund Institutional Class	510,221	5,306,298
Real Estate Fund Institutional Class	121,923	3,209,003
		73,306,644
INTERNATIONAL EQUITY FUNDS — 15.9%
NT Emerging Markets Fund Institutional Class	664,263	6,848,551
NT International Growth Fund Institutional Class	864,268	10,077,361
		16,925,912
DOMESTIC FIXED INCOME FUNDS — 15.0%
High-Yield Fund Institutional Class	255,300	1,593,073
Inflation-Adjusted Bond Fund Institutional Class	267,071	3,175,480
NT Diversified Bond Fund Institutional Class	1,035,848	11,145,726
		15,914,279
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $98,561,578)		106,146,835
OTHER ASSETS AND LIABILITIES†		37
TOTAL NET ASSETS — 100.0%		$106,146,872

Notes to Schedule of Investments
†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$98,901,782
Gross tax appreciation of investments	$7,343,017
Gross tax depreciation of investments	(97,964)
Net tax appreciation (depreciation) of investments	$7,245,053

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the nine months ended April 30, 2014 follows:

	July 31, 2013					April 30, 2014
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice 2055 Portfolio
NT Core Equity Plus Fund Institutional Class	153,893	$2,505,388	$161,449	$(1,341)	$193,045	316,381	$4,774,192
NT Equity Growth Fund Institutional Class	415,586	6,466,567	453,301	(16,194)	759,461	906,708	11,433,590
NT Growth Fund Institutional Class	501,753	8,993,919	825,309	(10,771)	495,268	1,035,771	16,199,456
NT Heritage Fund Institutional Class(2)	274,978	5,022,636	331,420	(22,946)	589,574	639,659	7,970,154
NT Large Company Value Fund Institutional Class	635,708	8,964,637	655,973	(5,666)	418,115	1,343,860	16,462,288
NT Mid Cap Value Fund Institutional Class	288,684	4,492,194	289,018	(7,209)	439,825	630,084	7,951,663
NT Small Company Fund Institutional Class	220,762	3,205,793	180,981	(8,948)	433,910	510,221	5,306,298
Real Estate Fund Institutional Class	56,508	1,796,776	217,572	(9,880)	31,024	121,923	3,209,003
NT Emerging Markets Fund Institutional Class	312,478	4,101,335	518,143	(15,701)	21,382	664,263	6,848,551
NT International Growth Fund Institutional Class	405,046	5,944,002	614,228	(10,666)	417,287	864,268	10,077,361
High-Yield Fund Institutional Class	114,479	927,143	53,725	(1,519)	58,207	255,300	1,593,073
Inflation-Adjusted Bond Fund Institutional Class	116,220	2,001,396	237,035	(24,644)	75,755	267,071	3,175,480
NT Diversified Bond Fund Institutional Class	465,737	7,044,269	1,014,990	(35,955)	134,615	1,035,848	11,145,726
		$61,466,055	$5,553,144	$(171,440)	$4,067,468		$106,146,835

(1) Distributions received includes distributions from net investment income and from capital gains, if any.
(2) Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM In Retirement Portfolio
April 30, 2014

One Choice In Retirement Portfolio - Schedule of Investments
APRIL 30, 2014 (UNAUDITED)
	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS — 40.1%
NT Core Equity Plus Fund Institutional Class	1,194,616	18,026,748
NT Equity Growth Fund Institutional Class	4,778,095	60,251,776
NT Growth Fund Institutional Class	2,495,442	39,028,708
NT Heritage Fund Institutional Class	1,202,146	14,978,734
NT Large Company Value Fund Institutional Class	5,402,010	66,174,619
NT Mid Cap Value Fund Institutional Class	1,898,860	23,963,612
NT Small Company Fund Institutional Class	1,151,020	11,970,610
Real Estate Fund Institutional Class	231,419	6,090,950
		240,485,757
DOMESTIC FIXED INCOME FUNDS — 37.9%
High-Yield Fund Institutional Class	3,664,940	22,869,225
Inflation-Adjusted Bond Fund Institutional Class	754,782	8,974,357
NT Diversified Bond Fund Institutional Class	14,822,300	159,487,951
Short Duration Inflation Protection Bond Fund Institutional Class	3,510,750	36,546,913
		227,878,446
MONEY MARKET FUNDS — 10.0%
Premium Money Market Fund Investor Class	59,809,077	59,809,077
INTERNATIONAL FIXED INCOME FUNDS — 7.0%
International Bond Fund Institutional Class	2,934,656	42,053,623
INTERNATIONAL EQUITY FUNDS — 5.0%
NT International Growth Fund Institutional Class	2,575,100	30,025,665
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $504,253,196)		600,252,568
OTHER ASSETS AND LIABILITIES†		534
TOTAL NET ASSETS — 100.0%		$600,253,102

Notes to Schedule of Investments
†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$516,839,116
Gross tax appreciation of investments	$83,413,452
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$83,413,452

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the nine months ended April 30, 2014 follows:

	July 31, 2013					April 30, 2014
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice In Retirement Portfolio
NT Core Equity Plus Fund Institutional Class	1,075,913	$2,791,091	$1,071,145	$40,162	$985,208	1,194,616	$18,026,748
NT Equity Growth Fund Institutional Class	4,027,598	15,281,357	6,283,764	35,711	5,390,899	4,778,095	60,251,776
NT Growth Fund Institutional Class	2,218,035	7,627,720	3,343,003	85,955	1,573,356	2,495,442	39,028,708
NT Heritage Fund Institutional Class(2)	963,648	4,367,007	1,365,253	16,356	1,464,643	1,202,146	14,978,734
NT Large Company Value Fund Institutional Class	4,691,688	14,171,784	6,000,013	5,813	2,305,378	5,402,010	66,174,619
NT Mid Cap Value Fund Institutional Class	1,606,174	5,760,449	2,254,703	(28,740)	1,817,952	1,898,860	23,963,612
NT Small Company Fund Institutional Class	932,733	3,428,920	1,198,164	28,041	1,340,452	1,151,020	11,970,610
Real Estate Fund Institutional Class	192,130	1,475,076	562,844	(6,666)	82,596	231,419	6,090,950
High-Yield Fund Institutional Class	2,983,014	4,900,758	677,598	(13,328)	1,115,117	3,664,940	22,869,225
Inflation-Adjusted Bond Fund Institutional Class	3,045,484	6,135,080	34,306,406	(510,477)	287,976	754,782	8,974,357
NT Diversified Bond Fund Institutional Class	12,260,943	41,554,528	14,915,629	(583,460)	2,550,242	14,822,300	159,487,951
Short Duration Inflation Protection Bond Fund Institutional Class	—	37,298,650	796,978	(2,895)	74,018	3,510,750	36,546,913
Premium Money Market Fund Investor Class	48,837,927	13,682,477	2,711,327	—	4,079	59,809,077	59,809,077
International Bond Fund Institutional Class	2,483,677	9,759,500	3,659,941	(158,947)	164,254	2,934,656	42,053,623
NT International Growth Fund Institutional Class	2,222,569	7,430,468	3,361,503	83,225	1,633,398	2,575,100	30,025,665
		$175,664,865	$82,508,271	$(1,009,250)	$20,789,568		$600,252,568

(1) Distributions received includes distributions from net investment income and from capital gains, if any.
(2) Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice Portfolio®: Very Conservative
April 30, 2014

One Choice Portfolio: Very Conservative - Schedule of Investments
APRIL 30, 2014 (UNAUDITED)
	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
DOMESTIC FIXED INCOME FUNDS — 55.9%
Diversified Bond Fund Investor Class	9,992,092	107,414,987
Inflation-Adjusted Bond Fund Investor Class	2,907,291	34,538,617
Short Duration Fund Investor Class	2,305,631	24,024,680
Short Duration Inflation Protection Bond Fund Investor Class	2,655,783	27,460,800
		193,439,084
DOMESTIC EQUITY FUNDS — 27.0%
Core Equity Plus Fund Investor Class	241,963	3,549,597
Equity Growth Fund Investor Class	448,904	14,212,306
Growth Fund Investor Class	445,290	14,658,959
Heritage Fund Investor Class	308,227	7,733,414
Large Company Value Fund Investor Class	2,952,407	24,623,075
Mid Cap Value Fund Investor Class	1,079,778	17,654,378
Real Estate Fund Investor Class	276,326	7,256,312
Small Company Fund Investor Class	304,091	3,767,685
		93,455,726
INTERNATIONAL FIXED INCOME FUNDS — 10.1%
International Bond Fund Investor Class	2,433,025	34,865,248
MONEY MARKET FUNDS — 7.0%
Prime Money Market Fund Investor Class	24,416,226	24,416,226
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $308,668,751)		346,176,284
OTHER ASSETS AND LIABILITIES†		—
TOTAL NET ASSETS — 100.0%		$346,176,284

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$316,192,043
Gross tax appreciation of investments	$31,028,935
Gross tax depreciation of investments	(1,044,694)
Net tax appreciation (depreciation) of investments	$29,984,241

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the nine months ended April 30, 2014 follows:

	July 31, 2013					April 30, 2014
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice Portfolio: Very Conservative
Diversified Bond Fund Investor Class	10,502,516	$5,161,489	$11,130,323	$(543,820)	$2,854,949	9,992,092	$107,414,987
Inflation-Adjusted Bond Fund Investor Class	2,885,421	2,001,796	1,980,854	(202,391)	1,161,782	2,907,291	34,538,617
Short Duration Fund Investor Class	2,349,054	389,944	851,542	(8,871)	272,710	2,305,631	24,024,680
Short Duration Inflation Protection Bond Fund Investor Class	2,721,692	252,509	957,901	(26,206)	61,206	2,655,783	27,460,800
Core Equity Plus Fund Investor Class	262,646	279,717	478,662	99,547	244,251	241,963	3,549,597
Equity Growth Fund Investor Class	483,087	1,696,036	2,418,561	349,798	724,367	448,904	14,212,306
Growth Fund Investor Class	397,452	3,809,892	2,016,418	209,620	730,299	445,290	14,658,959
Heritage Fund Investor Class(2)	254,618	3,144,741	722,917	141,913	331,993	308,227	7,733,414
Large Company Value Fund Investor Class	3,231,472	2,551,589	4,125,512	679,930	278,963	2,952,407	24,623,075
Mid Cap Value Fund Investor Class	1,122,835	2,157,540	2,600,310	304,407	1,140,399	1,079,778	17,654,378
Real Estate Fund Investor Class	280,538	876,529	979,022	38,662	95,907	276,326	7,256,312
Small Company Fund Investor Class	322,073	3,875,177	4,025,026	519,605	14,258	304,091	3,767,685
International Bond Fund Investor Class	2,558,469	875,312	2,761,243	(137,644)	78,291	2,433,025	34,865,248
Prime Money Market Fund Investor Class	28,060,789	315,987	3,960,550	—	2,029	24,416,226	24,416,226
		$27,388,258	$39,008,841	$1,424,550	$7,991,404		$346,176,284

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.

(2)
As of July 31, 2013, the fund owned Investor Class shares of VistaSM Fund. Pursuant to an agreement and plan of reorganization, the net assets of Vista Fund were transferred to Heritage Fund in exchange for shares of Heritage Fund as of the close of business on December 6, 2013. The fund owned Investor Class shares of Heritage Fund after the reorganization and the transactions presented for the period include activity from both underlying funds.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice Portfolio®: Conservative
April 30, 2014

One Choice Portfolio: Conservative - Schedule of Investments
APRIL 30, 2014 (UNAUDITED)
	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS — 41.4%
Core Equity Plus Fund Investor Class	1,203,817	17,659,997
Equity Growth Fund Investor Class	1,963,120	62,152,387
Growth Fund Investor Class	1,726,319	56,830,431
Heritage Fund Investor Class	1,650,950	41,422,345
Large Company Value Fund Investor Class	10,668,624	88,976,324
Mid Cap Value Fund Investor Class	3,640,672	59,524,985
Real Estate Fund Investor Class	695,535	18,264,745
Small Company Fund Investor Class	1,658,794	20,552,454
		365,383,668
DOMESTIC FIXED INCOME FUNDS — 37.4%
Diversified Bond Fund Investor Class	23,596,999	253,667,735
Inflation-Adjusted Bond Fund Investor Class	6,451,422	76,642,895
		330,310,630
INTERNATIONAL FIXED INCOME FUNDS — 7.8%
International Bond Fund Investor Class	4,807,802	68,895,806
MONEY MARKET FUNDS — 7.6%
Prime Money Market Fund Investor Class	66,716,105	66,716,105
INTERNATIONAL EQUITY FUNDS — 5.8%
International Growth Fund Investor Class	3,792,468	51,274,170
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $746,195,564)		882,580,379
OTHER ASSETS AND LIABILITIES†		107
TOTAL NET ASSETS — 100.0%		$882,580,486

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$766,300,281
Gross tax appreciation of investments	$116,789,066
Gross tax depreciation of investments	(508,968)
Net tax appreciation (depreciation) of investments	$116,280,098

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the nine months ended April 30, 2014 follows:

	July 31, 2013					April 30, 2014
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice Portfolio: Conservative
Core Equity Plus Fund Investor Class	1,105,876	$1,361,169	$—	$—	$1,146,953	1,203,817	$17,659,997
Equity Growth Fund Investor Class	1,804,508	6,106,858	1,406,731	56,459	3,007,801	1,963,120	62,152,387
Growth Fund Investor Class	1,380,482	11,883,455	676,260	23,120	2,857,363	1,726,319	56,830,431
Heritage Fund Investor Class(2)	—	10,625,631	114,971	24,146	2,091,463	1,650,950	41,422,345
Large Company Value Fund Investor Class	9,885,554	7,664,653	1,707,964	48,354	924,848	10,668,624	88,976,324
Mid Cap Value Fund Investor Class	3,258,429	6,059,436	162,837	(921)	3,635,619	3,640,672	59,524,985
Real Estate Fund Investor Class	577,662	2,762,798	—	—	218,931	695,535	18,264,745
Small Company Fund Investor Class	1,055,298	7,888,008	1,224,944	106,107	38,787	1,658,794	20,552,454
Diversified Bond Fund Investor Class	20,842,575	38,335,333	9,493,012	(530,907)	6,282,267	23,596,999	253,667,735
Inflation-Adjusted Bond Fund Investor Class	5,457,947	11,795,644	2,560	(280)	2,453,548	6,451,422	76,642,895
International Bond Fund Investor Class	4,282,243	7,266,141	—	—	147,432	4,807,802	68,895,806
Prime Money Market Fund Investor Class	58,920,014	7,818,391	22,300	—	4,769	66,716,105	66,716,105
International Growth Fund Investor Class	3,597,370	3,364,845	792,083	54,601	1,709,370	3,792,468	51,274,170
		$122,932,362	$15,603,662	$(219,321)	$24,519,151		$882,580,379

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.

(2)
As of July 31, 2013, the fund owned Investor Class shares of VistaSM Fund. Pursuant to an agreement and plan of reorganization, the net assets of Vista Fund were transferred to Heritage Fund in exchange for shares of Heritage Fund as of the close of business on December 6, 2013. The fund owned Investor Class shares of Heritage Fund after the reorganization and the transactions presented for the period include activity from both underlying funds.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice Portfolio®: Moderate
April 30, 2014

One Choice Portfolio: Moderate - Schedule of Investments
APRIL 30, 2014 (UNAUDITED)
	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS — 52.1%
Core Equity Plus Fund Investor Class	3,695,165	54,208,067
Equity Growth Fund Investor Class	5,138,617	162,688,612
Growth Fund Investor Class	4,061,174	133,693,843
Heritage Fund Investor Class	4,245,140	106,510,567
Large Company Value Fund Investor Class	13,829,543	115,338,387
Mid Cap Value Fund Investor Class	4,528,214	74,036,300
Real Estate Fund Investor Class	1,077,455	28,293,963
Small Company Fund Investor Class	2,944,477	36,482,069
		711,251,808
DOMESTIC FIXED INCOME FUNDS — 26.6%
Diversified Bond Fund Investor Class	22,639,720	243,376,985
High-Yield Fund Investor Class	6,322,106	39,449,940
Inflation-Adjusted Bond Fund Investor Class	6,691,910	79,499,894
		362,326,819
INTERNATIONAL EQUITY FUNDS — 13.7%
Emerging Markets Fund Investor Class	6,156,401	52,760,357
International Growth Fund Investor Class	9,883,252	133,621,565
		186,381,922
MONEY MARKET FUNDS — 4.7%
Prime Money Market Fund Investor Class	64,649,708	64,649,708
INTERNATIONAL FIXED INCOME FUNDS — 2.9%
International Bond Fund Investor Class	2,795,217	40,055,455
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,084,169,102)		1,364,665,712
OTHER ASSETS AND LIABILITIES†		(124,882)
TOTAL NET ASSETS — 100.0%		$1,364,540,830

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,129,128,721
Gross tax appreciation of investments	$235,536,991
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$235,536,991

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the nine months ended April 30, 2014 follows:

	July 31, 2013					April 30, 2014
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice Portfolio: Moderate
Core Equity Plus Fund Investor Class	3,351,440	$4,785,354	$—	$—	$3,474,633	3,695,165	$54,208,067
Equity Growth Fund Investor Class	4,694,532	14,237,993	973,854	64,401	7,834,690	5,138,617	162,688,612
Growth Fund Investor Class	3,269,373	25,620,461	—	—	6,762,067	4,061,174	133,693,843
Heritage Fund Investor Class(2)	3,819,594	24,848,036	461,176	100,709	5,529,567	4,245,140	106,510,567
Large Company Value Fund Investor Class	12,853,345	7,557,453	—	—	1,195,029	13,829,543	115,338,387
Mid Cap Value Fund Investor Class	4,033,140	7,688,818	—	—	4,464,082	4,528,214	74,036,300
Real Estate Fund Investor Class	856,552	5,154,113	—	—	340,341	1,077,455	28,293,963
Small Company Fund Investor Class	2,156,543	11,652,863	2,827,433	465,430	70,404	2,944,477	36,482,069
Diversified Bond Fund Investor Class	19,422,083	43,879,337	10,086,621	(541,945)	5,988,781	22,639,720	243,376,985
High-Yield Fund Investor Class	7,016,156	3,957,801	8,337,888	(146,593)	1,956,199	6,322,106	39,449,940
Inflation-Adjusted Bond Fund Investor Class	5,419,524	15,100,095	—	—	2,511,278	6,691,910	79,499,894
Emerging Markets Fund Investor Class	5,427,887	6,683,821	671,931	(28,058)	190,146	6,156,401	52,760,357
International Growth Fund Investor Class	9,018,675	12,880,035	1,363,886	74,385	4,404,638	9,883,252	133,621,565
Prime Money Market Fund Investor Class	54,424,215	10,767,695	542,202	—	4,571	64,649,708	64,649,708
International Bond Fund Investor Class	2,365,337	5,946,622	—	—	84,854	2,795,217	40,055,455
		$200,760,497	$25,264,991	$(11,671)	$44,811,280		$1,364,665,712

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.

(2)
As of July 31, 2013, the fund owned Investor Class shares of VistaSM Fund. Pursuant to an agreement and plan of reorganization, the net assets of Vista Fund were transferred to Heritage Fund in exchange for shares of Heritage Fund as of the close of business on December 6, 2013. The fund owned Investor Class shares of Heritage Fund after the reorganization and the transactions presented for the period include activity from both underlying funds.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice Portfolio®: Aggressive
April 30, 2014

One Choice Portfolio: Aggressive - Schedule of Investments
APRIL 30, 2014 (UNAUDITED)
	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS — 61.5%
Core Equity Plus Fund Investor Class	3,137,987	46,034,275
Equity Growth Fund Investor Class	3,234,902	102,417,010
Growth Fund Investor Class	4,826,412	158,885,471
Heritage Fund Investor Class	5,400,020	135,486,514
Large Company Value Fund Investor Class	9,202,886	76,752,066
Mid Cap Value Fund Investor Class	2,938,097	48,037,887
Real Estate Fund Investor Class	816,143	21,431,924
Small Company Fund Investor Class	2,259,825	27,999,228
		617,044,375
DOMESTIC FIXED INCOME FUNDS — 18.9%
Diversified Bond Fund Investor Class	9,220,280	99,118,005
High-Yield Fund Investor Class	8,022,680	50,061,520
Inflation-Adjusted Bond Fund Investor Class	3,367,792	40,009,367
		189,188,892
INTERNATIONAL EQUITY FUNDS — 18.8%
Emerging Markets Fund Investor Class	7,595,497	65,093,410
International Growth Fund Investor Class	9,128,174	123,412,917
		188,506,327
MONEY MARKET FUNDS — 0.8%
Prime Money Market Fund Investor Class	7,963,585	7,963,585
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $772,646,619)		1,002,703,179
OTHER ASSETS AND LIABILITIES†		12,560
TOTAL NET ASSETS — 100.0%		$1,002,715,739

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$803,108,042
Gross tax appreciation of investments	$199,965,776
Gross tax depreciation of investments	(370,639)
Net tax appreciation (depreciation) of investments	$199,595,137

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the nine months ended April 30, 2014 follows:

	July 31, 2013					April 30, 2014
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice Portfolio: Aggressive
Core Equity Plus Fund Investor Class	2,882,148	$4,601,463	$834,502	$243,772	$2,909,947	3,137,987	$46,034,275
Equity Growth Fund Investor Class	2,949,572	9,475,055	795,187	66,968	4,834,094	3,234,902	102,417,010
Growth Fund Investor Class	4,277,827	20,471,789	2,681,358	154,785	8,656,069	4,826,412	158,885,471
Heritage Fund Investor Class(2)	5,578,990	19,503,704	4,071,166	715,756	7,881,565	5,400,020	135,486,514
Large Company Value Fund Investor Class	8,509,949	6,151,661	664,807	8,238	785,494	9,202,886	76,752,066
Mid Cap Value Fund Investor Class	2,644,737	4,617,647	52,559	20	2,881,195	2,938,097	48,037,887
Real Estate Fund Investor Class	638,350	4,438,083	254,516	(3,988)	246,681	816,143	21,431,924
Small Company Fund Investor Class	1,852,700	8,977,705	4,321,373	563,632	57,049	2,259,825	27,999,228
Diversified Bond Fund Investor Class	7,961,562	19,693,415	6,607,820	(334,437)	2,477,614	9,220,280	99,118,005
High-Yield Fund Investor Class	7,784,718	6,718,232	5,304,184	(99,654)	2,431,828	8,022,680	50,061,520
Inflation-Adjusted Bond Fund Investor Class	2,636,135	8,660,794	—	—	1,237,182	3,367,792	40,009,367
Emerging Markets Fund Investor Class	6,641,441	10,185,919	2,127,472	(41,178)	234,594	7,595,497	65,093,410
International Growth Fund Investor Class	8,431,919	12,983,633	3,552,294	197,128	4,077,631	9,128,174	123,412,917
Prime Money Market Fund Investor Class	8,465,109	1,293,553	1,795,077	—	670	7,963,585	7,963,585
		$137,772,653	$33,062,315	$1,471,042	$38,711,613		$1,002,703,179

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.

(2)
As of July 31, 2013, the fund owned Investor Class shares of VistaSM Fund. Pursuant to an agreement and plan of reorganization, the net assets of Vista Fund were transferred to Heritage Fund in exchange for shares of Heritage Fund as of the close of business on December 6, 2013. The fund owned Investor Class shares of Heritage Fund after the reorganization and the transactions presented for the period include activity from both underlying funds.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice Portfolio®: Very Aggressive
April 30, 2014

One Choice Portfolio: Very Aggressive - Schedule of Investments
APRIL 30, 2014 (UNAUDITED)
	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS — 74.6%
Core Equity Plus Fund Investor Class	887,449	13,018,881
Equity Growth Fund Investor Class	1,120,673	35,480,504
Growth Fund Investor Class	1,547,378	50,939,668
Heritage Fund Investor Class	1,740,120	43,659,620
Large Company Value Fund Investor Class	3,119,192	26,014,062
Mid Cap Value Fund Investor Class	995,490	16,276,260
Real Estate Fund Investor Class	214,334	5,628,415
Small Company Fund Investor Class	626,804	7,766,097
		198,783,507
INTERNATIONAL EQUITY FUNDS — 22.8%
Emerging Markets Fund Investor Class	2,342,575	20,075,870
International Growth Fund Investor Class	3,016,838	40,787,651
		60,863,521
DOMESTIC FIXED INCOME FUNDS — 1.9%
Diversified Bond Fund Investor Class	484,457	5,207,909
MONEY MARKET FUNDS — 0.7%
Prime Money Market Fund Investor Class	1,750,775	1,750,775
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $183,091,280)		266,605,712
OTHER ASSETS AND LIABILITIES†		(2,819)
TOTAL NET ASSETS — 100.0%		$266,602,893

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$197,204,103
Gross tax appreciation of investments	$69,401,609
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$69,401,609

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the nine months ended April 30, 2014 follows:

	July 31, 2013					April 30, 2014
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice Portfolio: Very Aggressive
Core Equity Plus Fund Investor Class	820,915	$1,060,094	$103,571	$37,523	$841,493	887,449	$13,018,881
Equity Growth Fund Investor Class	1,042,284	2,879,740	527,633	25,931	1,725,423	1,120,673	35,480,504
Growth Fund Investor Class	1,427,034	5,366,121	1,484,374	8,024	2,882,811	1,547,378	50,939,668
Heritage Fund Investor Class(2)	1,838,662	5,529,055	1,544,209	116,023	2,679,303	1,740,120	43,659,620
Large Company Value Fund Investor Class	2,932,090	1,771,200	323,240	9,981	272,199	3,119,192	26,014,062
Mid Cap Value Fund Investor Class	899,878	1,743,984	259,140	(2,818)	1,002,824	995,490	16,276,260
Real Estate Fund Investor Class	184,884	1,006,788	333,324	(7,867)	69,355	214,334	5,628,415
Small Company Fund Investor Class	526,478	2,563,287	1,382,778	262,604	16,813	626,804	7,766,097
Emerging Markets Fund Investor Class	2,136,859	2,723,004	1,031,184	(38,162)	72,353	2,342,575	20,075,870
International Growth Fund Investor Class	2,886,410	3,320,190	1,550,854	53,022	1,385,904	3,016,838	40,787,651
Diversified Bond Fund Investor Class	656,804	663,972	2,568,796	(74,890)	136,668	484,457	5,207,909
Prime Money Market Fund Investor Class	2,322,936	286,298	858,459	—	182	1,750,775	1,750,775
		$28,913,733	$11,967,562	$389,371	$11,085,328		$266,605,712

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.

(2)
As of July 31, 2013, the fund owned Investor Class shares of VistaSM Fund. Pursuant to an agreement and plan of reorganization, the net assets of Vista Fund were transferred to Heritage Fund in exchange for shares of Heritage Fund as of the close of business on December 6, 2013. The fund owned Investor Class shares of Heritage Fund after the reorganization and the transactions presented for the period include activity from both underlying funds.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM 2015 Portfolio R6
April 30, 2014

One Choice 2015 Portfolio R6 - Schedule of Investments
APRIL 30, 2014 (UNAUDITED)
	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS — 40.6%
NT Core Equity Plus Fund Institutional Class	41,892	632,153
NT Equity Growth Fund Institutional Class	167,003	2,105,908
NT Growth Fund R6 Class	90,176	1,409,451
NT Heritage Fund R6 Class	45,456	567,292
NT Large Company Value Fund R6 Class	188,828	2,315,031
NT Mid Cap Value Fund R6 Class	69,868	881,730
NT Small Company Fund Institutional Class	40,525	421,458
Real Estate Fund R6 Class	8,329	219,209
		8,552,232
DOMESTIC FIXED INCOME FUNDS — 37.7%
High-Yield Fund R6 Class	126,645	789,000
Inflation-Adjusted Bond Fund Institutional Class	30,624	364,121
NT Diversified Bond Fund R6 Class	516,489	5,557,422
Short Duration Inflation Protection Bond Fund R6 Class	117,015	1,218,124
		7,928,667
MONEY MARKET FUNDS — 9.6%
Premium Money Market Fund Investor Class	2,018,666	2,018,666
INTERNATIONAL FIXED INCOME FUNDS — 6.9%
International Bond Fund R6 Class	100,755	1,442,814
INTERNATIONAL EQUITY FUNDS — 5.2%
NT Emerging Markets Fund R6 Class	3,857	39,767
NT International Growth Fund R6 Class	90,260	1,052,434
		1,092,201
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $20,772,011)		21,034,580
OTHER ASSETS AND LIABILITIES†		17
TOTAL NET ASSETS — 100.0%		$21,034,597

Notes to Schedule of Investments
†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$20,831,483
Gross tax appreciation of investments	$221,431
Gross tax depreciation of investments	(18,334)
Net tax appreciation (depreciation) of investments	$203,097

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the nine months ended April 30, 2014 follows:

	July 31, 2013					April 30, 2014
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice 2015 Portfolio R6
NT Core Equity Plus Fund Institutional Class	54	$717,718	$106,890	$(1,059)	$12,046	41,892	$632,153
NT Equity Growth Fund Institutional Class	202	2,448,843	395,974	(15,350)	65,642	167,003	2,105,908
NT Growth Fund R6 Class	120	1,646,895	258,443	(133)	20,730	90,176	1,409,451
NT Heritage Fund R6 Class(2)	55	691,444	113,067	(7,615)	19,629	45,456	567,292
NT Large Company Value Fund R6 Class	239	2,671,873	438,219	(422)	27,516	188,828	2,315,031
NT Mid Cap Value Fund R6 Class	87	1,025,032	163,144	(6,360)	23,044	69,868	881,730
NT Small Company Fund Institutional Class	46	507,137	82,742	(4,614)	15,881	40,525	421,458
Real Estate Fund R6 Class	11	245,052	38,604	(1,171)	889	8,329	219,209
High-Yield Fund R6 Class	151	900,766	114,690	(346)	14,672	126,645	789,000
Inflation-Adjusted Bond Fund Institutional Class	153	804,747	444,646	(9,485)	4,158	30,624	364,121
NT Diversified Bond Fund R6 Class	618	6,359,239	849,363	(4,006)	35,800	516,489	5,557,422
Short Duration Inflation Protection Bond Fund R6 Class	—	1,376,009	161,261	(319)	843	117,015	1,218,124
Premium Money Market Fund Investor Class	2,313	2,315,066	298,713	—	53	2,018,666	2,018,666
International Bond Fund R6 Class	122	1,638,013	222,348	(4,070)	2,177	100,755	1,442,814
NT Emerging Markets Fund R6 Class	10	55,964	16,459	(451)	114	3,857	39,767
NT International Growth Fund R6 Class	116	1,232,330	184,554	(4,845)	20,510	90,260	1,052,434
		$24,636,128	$3,889,117	$(60,246)	$263,704		$21,034,580

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.

(2)	Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM 2020 Portfolio R6
April 30, 2014

One Choice 2020 Portfolio R6 - Schedule of Investments
APRIL 30, 2014 (UNAUDITED)
	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS — 43.7%
NT Core Equity Plus Fund Institutional Class	78,874	1,190,204
NT Equity Growth Fund Institutional Class	300,598	3,790,538
NT Growth Fund R6 Class	201,254	3,145,606
NT Heritage Fund R6 Class	117,404	1,465,201
NT Large Company Value Fund R6 Class	363,605	4,457,802
NT Mid Cap Value Fund R6 Class	155,093	1,957,277
NT Small Company Fund Institutional Class	76,299	793,514
Real Estate Fund R6 Class	19,451	511,941
		17,312,083
DOMESTIC FIXED INCOME FUNDS — 36.2%
High-Yield Fund R6 Class	230,207	1,434,192
Inflation-Adjusted Bond Fund Institutional Class	101,320	1,204,691
NT Diversified Bond Fund R6 Class	932,001	10,028,330
Short Duration Inflation Protection Bond Fund R6 Class	160,680	1,672,682
		14,339,895
INTERNATIONAL EQUITY FUNDS — 7.1%
NT Emerging Markets Fund R6 Class	45,486	468,956
NT International Growth Fund R6 Class	201,890	2,354,043
		2,822,999
MONEY MARKET FUNDS — 7.1%
Premium Money Market Fund Investor Class	2,813,071	2,813,071
INTERNATIONAL FIXED INCOME FUNDS — 5.9%
International Bond Fund R6 Class	162,010	2,319,984
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $39,193,528)		39,608,032
OTHER ASSETS AND LIABILITIES†		30
TOTAL NET ASSETS — 100.0%		$39,608,062

Notes to Schedule of Investments
†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$39,375,967
Gross tax appreciation of investments	$325,309
Gross tax depreciation of investments	(93,244)
Net tax appreciation (depreciation) of investments	$232,065

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the nine months ended April 30, 2014 follows:

	July 31, 2013					April 30, 2014
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice 2020 Portfolio R6
NT Core Equity Plus Fund Institutional Class	54	$1,364,381	$211,125	$(4,635)	$36,071	78,874	$1,190,204
NT Equity Growth Fund Institutional Class	194	4,488,732	767,750	(37,099)	181,410	300,598	3,790,538
NT Growth Fund R6 Class	139	3,704,230	606,063	(7,254)	73,312	201,254	3,145,606
NT Heritage Fund R6 Class(2)	75	1,835,933	324,598	(28,202)	79,756	117,404	1,465,201
NT Large Company Value Fund R6 Class	245	5,165,528	870,936	(10,345)	78,836	363,605	4,457,802
NT Mid Cap Value Fund R6 Class	102	2,305,105	377,671	(17,939)	80,861	155,093	1,957,277
NT Small Company Fund Institutional Class	46	964,230	154,129	(10,118)	47,475	76,299	793,514
Real Estate Fund R6 Class	14	597,906	114,220	(4,777)	2,751	19,451	511,941
High-Yield Fund R6 Class	145	1,692,171	263,680	(1,499)	32,602	230,207	1,434,192
Inflation-Adjusted Bond Fund Institutional Class	148	2,316,960	1,114,212	(25,961)	21,741	101,320	1,204,691
NT Diversified Bond Fund R6 Class	591	12,087,622	2,139,131	(10,097)	77,294	932,001	10,028,330
Short Duration Inflation Protection Bond Fund R6 Class	—	1,959,466	290,448	(1,091)	1,844	160,680	1,672,682
NT Emerging Markets Fund R6 Class	38	601,852	132,431	(5,010)	1,524	45,486	468,956
NT International Growth Fund R6 Class	138	2,809,596	451,951	(16,022)	73,154	201,890	2,354,043
Premium Money Market Fund Investor Class	1,688	3,340,996	529,613	—	83	2,813,071	2,813,071
International Bond Fund R6 Class	104	2,775,169	493,390	(9,420)	5,624	162,010	2,319,984
		$48,009,877	$8,841,348	$(189,469)	$794,338		$39,608,032

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.

(2)	Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM 2025 Portfolio R6
April 30, 2014

One Choice 2025 Portfolio R6 - Schedule of Investments
APRIL 30, 2014 (UNAUDITED)
	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS — 46.8%
NT Core Equity Plus Fund Institutional Class	67,257	1,014,907
NT Equity Growth Fund Institutional Class	248,003	3,127,323
NT Growth Fund R6 Class	197,362	3,084,761
NT Heritage Fund R6 Class	122,094	1,523,734
NT Large Company Value Fund R6 Class	314,989	3,861,762
NT Mid Cap Value Fund R6 Class	147,232	1,858,063
NT Small Company Fund Institutional Class	79,377	825,520
Real Estate Fund R6 Class	19,800	521,144
		15,817,214
DOMESTIC FIXED INCOME FUNDS — 34.4%
High-Yield Fund R6 Class	185,443	1,155,313
Inflation-Adjusted Bond Fund Institutional Class	118,217	1,405,598
NT Diversified Bond Fund R6 Class	756,353	8,138,360
Short Duration Inflation Protection Bond Fund R6 Class	87,116	906,876
		11,606,147
INTERNATIONAL EQUITY FUNDS — 9.2%
NT Emerging Markets Fund R6 Class	73,308	755,805
NT International Growth Fund R6 Class	201,125	2,345,120
		3,100,925
MONEY MARKET FUNDS — 5.0%
Premium Money Market Fund Investor Class	1,684,129	1,684,129
INTERNATIONAL FIXED INCOME FUNDS — 4.6%
International Bond Fund R6 Class	109,331	1,565,622
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $33,464,754)		33,774,037
OTHER ASSETS AND LIABILITIES†		26
TOTAL NET ASSETS — 100.0%		$33,774,063

Notes to Schedule of Investments
†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$33,522,020
Gross tax appreciation of investments	$326,213
Gross tax depreciation of investments	(74,196)
Net tax appreciation (depreciation) of investments	$252,017

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the nine months ended April 30, 2014 follows:

	July 31, 2013					April 30, 2014
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice 2025 Portfolio R6
NT Core Equity Plus Fund Institutional Class	54	$1,033,664	$46,745	$(813)	$18,239	67,257	$1,014,907
NT Equity Growth Fund Institutional Class	189	3,286,345	211,731	(8,378)	91,643	248,003	3,127,323
NT Growth Fund R6 Class	163	3,283,773	237,649	(2,196)	43,041	197,362	3,084,761
NT Heritage Fund R6 Class(2)	88	1,659,702	92,636	(6,152)	48,832	122,094	1,523,734
NT Large Company Value Fund R6 Class	250	4,074,073	333,161	(4,223)	43,370	314,989	3,861,762
NT Mid Cap Value Fund R6 Class	112	1,944,162	114,044	(4,929)	45,383	147,232	1,858,063
NT Small Company Fund Institutional Class	59	908,148	68,524	(2,873)	30,109	79,377	825,520
Real Estate Fund R6 Class	16	532,093	37,013	(1,193)	1,992	19,800	521,144
High-Yield Fund R6 Class	137	1,246,321	94,366	(682)	19,974	185,443	1,155,313
Inflation-Adjusted Bond Fund Institutional Class	139	1,813,073	413,844	(11,137)	15,117	118,217	1,405,598
NT Diversified Bond Fund R6 Class	558	8,952,224	876,585	(1,236)	48,769	756,353	8,138,360
Short Duration Inflation Protection Bond Fund R6 Class	—	981,586	77,106	(208)	582	87,116	906,876
NT Emerging Markets Fund R6 Class	61	808,239	47,738	(1,694)	1,711	73,308	755,805
NT International Growth Fund R6 Class	161	2,494,743	150,249	(6,276)	43,554	201,125	2,345,120
Premium Money Market Fund Investor Class	1,250	1,842,198	159,319	—	41	1,684,129	1,684,129
International Bond Fund R6 Class	77	1,711,978	171,856	(1,667)	2,276	109,331	1,565,622
		$36,572,322	$3,132,566	$(53,657)	$454,633		$33,774,037

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.

(2)	Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM 2030 Portfolio R6
April 30, 2014

One Choice 2030 Portfolio R6 - Schedule of Investments
APRIL 30, 2014 (UNAUDITED)
	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS — 50.8%
NT Core Equity Plus Fund Institutional Class	73,729	1,112,573
NT Equity Growth Fund Institutional Class	250,963	3,164,646
NT Growth Fund R6 Class	238,256	3,723,935
NT Heritage Fund R6 Class	137,270	1,713,133
NT Large Company Value Fund R6 Class	332,702	4,078,923
NT Mid Cap Value Fund R6 Class	142,220	1,794,813
NT Small Company Fund Institutional Class	113,240	1,177,692
Real Estate Fund R6 Class	23,288	612,948
		17,378,663
DOMESTIC FIXED INCOME FUNDS — 30.9%
High-Yield Fund R6 Class	166,339	1,036,294
Inflation-Adjusted Bond Fund Institutional Class	142,640	1,695,988
NT Diversified Bond Fund R6 Class	686,420	7,385,882
Short Duration Inflation Protection Bond Fund R6 Class	41,296	429,892
		10,548,056
INTERNATIONAL EQUITY FUNDS — 11.2%
NT Emerging Markets Fund R6 Class	90,687	934,983
NT International Growth Fund R6 Class	247,519	2,886,067
		3,821,050
MONEY MARKET FUNDS — 5.0%
Premium Money Market Fund Investor Class	1,704,431	1,704,431
INTERNATIONAL FIXED INCOME FUNDS — 2.1%
International Bond Fund R6 Class	50,899	728,873
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $33,803,049)		34,181,073
OTHER ASSETS AND LIABILITIES†		22
TOTAL NET ASSETS — 100.0%		$34,181,095

Notes to Schedule of Investments
†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$33,865,354
Gross tax appreciation of investments	$389,548
Gross tax depreciation of investments	(73,829)
Net tax appreciation (depreciation) of investments	$315,719

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the nine months ended April 30, 2014 follows:

	July 31, 2013					April 30, 2014
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice 2030 Portfolio R6
NT Core Equity Plus Fund Institutional Class	58	$1,194,336	$118,998	$337	$22,943	73,729	$1,112,573
NT Equity Growth Fund Institutional Class	189	3,459,028	360,451	(5,430)	105,422	250,963	3,164,646
NT Growth Fund R6 Class	193	4,142,992	479,101	203	59,345	238,256	3,723,935
NT Heritage Fund R6 Class(2)	96	1,988,003	228,525	(13,254)	62,864	137,270	1,713,133
NT Large Company Value Fund R6 Class	264	4,403,667	472,970	3,125	51,506	332,702	4,078,923
NT Mid Cap Value Fund R6 Class	107	1,956,239	193,820	(3,579)	50,105	142,220	1,794,813
NT Small Company Fund Institutional Class	81	1,363,489	169,183	(5,876)	48,793	113,240	1,177,692
Real Estate Fund R6 Class	19	645,263	67,093	(3,263)	2,544	23,288	612,948
High-Yield Fund R6 Class	122	1,111,056	79,186	(170)	19,804	166,339	1,036,294
Inflation-Adjusted Bond Fund Institutional Class	126	1,990,098	295,429	(6,639)	20,669	142,640	1,695,988
NT Diversified Bond Fund R6 Class	499	7,997,568	673,060	(3,107)	48,565	686,420	7,385,882
Short Duration Inflation Protection Bond Fund R6 Class	—	440,253	11,374	(34)	313	41,296	429,892
NT Emerging Markets Fund R6 Class	73	1,046,805	112,060	(2,270)	2,336	90,687	934,983
NT International Growth Fund R6 Class	194	3,244,231	363,770	(6,280)	61,185	247,519	2,886,067
Premium Money Market Fund Investor Class	1,250	1,829,307	126,126	—	46	1,704,431	1,704,431
International Bond Fund R6 Class	32	760,619	43,759	(932)	1,141	50,899	728,873
		$37,572,954	$3,794,905	$(47,169)	$557,581		$34,181,073

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.

(2)	Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM 2035 Portfolio R6
April 30, 2014

One Choice 2035 Portfolio R6 - Schedule of Investments
APRIL 30, 2014 (UNAUDITED)
	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS — 55.3%
NT Core Equity Plus Fund Institutional Class	61,253	924,309
NT Equity Growth Fund Institutional Class	212,777	2,683,123
NT Growth Fund R6 Class	230,687	3,605,634
NT Heritage Fund R6 Class	124,080	1,548,522
NT Large Company Value Fund R6 Class	293,776	3,601,699
NT Mid Cap Value Fund R6 Class	122,430	1,545,064
NT Small Company Fund Institutional Class	116,234	1,208,837
Real Estate Fund R6 Class	22,049	580,339
		15,697,527
DOMESTIC FIXED INCOME FUNDS — 27.2%
High-Yield Fund R6 Class	122,284	761,829
Inflation-Adjusted Bond Fund Institutional Class	129,011	1,533,945
NT Diversified Bond Fund R6 Class	502,771	5,409,813
Short Duration Inflation Protection Bond Fund R6 Class	1,361	14,173
		7,719,760
INTERNATIONAL EQUITY FUNDS — 12.9%
NT Emerging Markets Fund R6 Class	94,246	971,681
NT International Growth Fund R6 Class	231,461	2,698,841
		3,670,522
MONEY MARKET FUNDS — 4.6%
Premium Money Market Fund Investor Class	1,311,252	1,311,252
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $28,232,075)		28,399,061
OTHER ASSETS AND LIABILITIES†		16
TOTAL NET ASSETS — 100.0%		$28,399,077

Notes to Schedule of Investments
†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$28,256,775
Gross tax appreciation of investments	$244,604
Gross tax depreciation of investments	(102,318)
Net tax appreciation (depreciation) of investments	$142,286

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the nine months ended April 30, 2014 follows:

	July 31, 2013					April 30, 2014
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice 2035 Portfolio R6
NT Core Equity Plus Fund Institutional Class	58	$926,063	$24,479	$(530)	$18,075	61,253	$924,309
NT Equity Growth Fund Institutional Class	197	2,754,606	106,154	(4,522)	85,105	212,777	2,683,123
NT Growth Fund R6 Class	224	3,697,596	131,419	(1,615)	54,399	230,687	3,605,634
NT Heritage Fund R6 Class(2)	108	1,659,300	59,681	(4,232)	54,336	124,080	1,548,522
NT Large Company Value Fund R6 Class	280	3,659,629	164,522	(774)	42,626	293,776	3,601,699
NT Mid Cap Value Fund R6 Class	115	1,577,746	48,313	(1,731)	41,291	122,430	1,545,064
NT Small Company Fund Institutional Class	98	1,279,461	45,260	(1,448)	46,987	116,234	1,208,837
Real Estate Fund R6 Class	21	575,871	19,647	(749)	2,177	22,049	580,339
High-Yield Fund R6 Class	105	779,706	19,425	(123)	12,611	122,284	761,829
Inflation-Adjusted Bond Fund Institutional Class	108	1,601,039	64,119	(2,445)	17,587	129,011	1,533,945
NT Diversified Bond Fund R6 Class	434	5,623,392	248,382	(1,051)	30,919	502,771	5,409,813
Short Duration Inflation Protection Bond Fund R6 Class	—	14,168	—	—	—	1,361	14,173
NT Emerging Markets Fund R6 Class	89	998,279	19,925	(453)	2,259	94,246	971,681
NT International Growth Fund R6 Class	220	2,835,578	134,221	(3,523)	54,063	231,461	2,698,841
Premium Money Market Fund Investor Class	1,063	1,350,481	40,292	—	29	1,311,252	1,311,252
		$29,332,915	$1,125,839	$(23,196)	$462,464		$28,399,061

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.

(2)	Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM 2040 Portfolio R6
April 30, 2014

One Choice 2040 Portfolio R6 - Schedule of Investments
APRIL 30, 2014 (UNAUDITED)
	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS — 60.4%
NT Core Equity Plus Fund Institutional Class	58,003	875,267
NT Equity Growth Fund Institutional Class	201,962	2,546,742
NT Growth Fund R6 Class	218,841	3,420,489
NT Heritage Fund R6 Class	129,161	1,611,925
NT Large Company Value Fund R6 Class	278,692	3,416,760
NT Mid Cap Value Fund R6 Class	127,443	1,608,329
NT Small Company Fund Institutional Class	99,800	1,037,919
Real Estate Fund R6 Class	21,765	572,847
		15,090,278
DOMESTIC FIXED INCOME FUNDS — 23.3%
High-Yield Fund R6 Class	93,134	580,222
Inflation-Adjusted Bond Fund Institutional Class	97,685	1,161,476
NT Diversified Bond Fund R6 Class	378,566	4,073,370
		5,815,068
INTERNATIONAL EQUITY FUNDS — 14.2%
NT Emerging Markets Fund R6 Class	102,383	1,055,573
NT International Growth Fund R6 Class	212,951	2,483,012
		3,538,585
MONEY MARKET FUNDS — 2.1%
Premium Money Market Fund Investor Class	530,417	530,417
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $24,801,279)		24,974,348
OTHER ASSETS AND LIABILITIES†		12
TOTAL NET ASSETS — 100.0%		$24,974,360

Notes to Schedule of Investments
†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$24,826,683
Gross tax appreciation of investments	$249,890
Gross tax depreciation of investments	(102,225)
Net tax appreciation (depreciation) of investments	$147,665

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the nine months ended April 30, 2014 follows:

	July 31, 2013					April 30, 2014
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice 2040 Portfolio R6
NT Core Equity Plus Fund Institutional Class	65	$885,412	$33,149	$(460)	$18,605	58,003	$875,267
NT Equity Growth Fund Institutional Class	209	2,613,419	101,610	(4,460)	87,657	201,962	2,546,742
NT Growth Fund R6 Class	241	3,528,501	148,835	(192)	56,068	218,841	3,420,489
NT Heritage Fund R6 Class(2)	128	1,756,671	90,483	(4,767)	61,579	129,161	1,611,925
NT Large Company Value Fund R6 Class	302	3,447,666	138,149	(924)	43,565	278,692	3,416,760
NT Mid Cap Value Fund R6 Class	135	1,652,997	64,004	(2,436)	46,611	127,443	1,608,329
NT Small Company Fund Institutional Class	95	1,109,409	49,112	(2,447)	43,878	99,800	1,037,919
Real Estate Fund R6 Class	24	575,966	30,617	(830)	2,279	21,765	572,847
High-Yield Fund R6 Class	91	593,772	15,465	(50)	10,367	93,134	580,222
Inflation-Adjusted Bond Fund Institutional Class	92	1,224,220	61,799	(2,308)	14,258	97,685	1,161,476
NT Diversified Bond Fund R6 Class	372	4,314,050	271,724	(8)	24,916	378,566	4,073,370
NT Emerging Markets Fund R6 Class	112	1,124,084	62,233	(1,401)	2,562	102,383	1,055,573
NT International Growth Fund R6 Class	225	2,608,907	121,596	(2,831)	54,354	212,951	2,483,012
Premium Money Market Fund Investor Class	438	541,722	11,743	—	12	530,418	530,417
		$25,976,796	$1,200,519	$(23,114)	$466,711		$24,974,348

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.

(2)	Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM 2045 Portfolio R6
April 30, 2014

One Choice 2045 Portfolio R6 - Schedule of Investments
APRIL 30, 2014 (UNAUDITED)
	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS — 64.8%
NT Core Equity Plus Fund Institutional Class	62,768	947,173
NT Equity Growth Fund Institutional Class	174,648	2,202,316
NT Growth Fund R6 Class	197,872	3,092,735
NT Heritage Fund R6 Class	124,041	1,548,029
NT Large Company Value Fund R6 Class	251,982	3,089,296
NT Mid Cap Value Fund R6 Class	122,384	1,544,491
NT Small Company Fund Institutional Class	82,057	853,389
Real Estate Fund R6 Class	20,594	542,026
		13,819,455
DOMESTIC FIXED INCOME FUNDS — 19.7%
High-Yield Fund R6 Class	66,821	416,295
Inflation-Adjusted Bond Fund Institutional Class	70,427	837,373
NT Diversified Bond Fund R6 Class	272,883	2,936,226
		4,189,894
INTERNATIONAL EQUITY FUNDS — 15.5%
NT Emerging Markets Fund R6 Class	107,861	1,112,048
NT International Growth Fund R6 Class	187,319	2,184,136
		3,296,184
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $21,153,390)		21,305,533
OTHER ASSETS AND LIABILITIES†		9
TOTAL NET ASSETS — 100.0%		$21,305,542

Notes to Schedule of Investments
†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$21,170,520
Gross tax appreciation of investments	$220,666
Gross tax depreciation of investments	(85,653)
Net tax appreciation (depreciation) of investments	$135,013

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the nine months ended April 30, 2014 follows:

	July 31, 2013					April 30, 2014
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice 2045 Portfolio R6
NT Core Equity Plus Fund Institutional Class	81	$949,229	$26,821	$(339)	$17,708	62,768	$947,173
NT Equity Growth Fund Institutional Class	210	2,233,688	62,910	(2,180)	65,883	174,648	2,202,316
NT Growth Fund R6 Class	254	3,159,223	101,292	(801)	43,758	197,872	3,092,735
NT Heritage Fund R6 Class(2)	140	1,658,875	61,587	(3,580)	50,743	124,041	1,548,029
NT Large Company Value Fund R6 Class	318	3,088,129	93,654	(726)	34,740	251,982	3,089,296
NT Mid Cap Value Fund R6 Class	148	1,561,080	35,363	(1,077)	38,587	122,384	1,544,491
NT Small Company Fund Institutional Class	96	905,570	35,070	(848)	31,180	82,057	853,389
Real Estate Fund R6 Class	26	538,208	20,026	(301)	2,002	20,594	542,026
High-Yield Fund R6 Class	78	424,686	9,483	(57)	6,949	66,821	416,295
Inflation-Adjusted Bond Fund Institutional Class	79	869,624	31,903	(1,135)	9,043	70,427	837,373
NT Diversified Bond Fund R6 Class	319	3,061,089	145,949	(109)	16,902	272,883	2,936,226
NT Emerging Markets Fund R6 Class	134	1,164,218	46,117	(1,598)	2,516	107,861	1,112,048
NT International Growth Fund R6 Class	228	2,264,754	79,810	(3,031)	41,241	187,319	2,184,136
		$21,878,373	$749,985	$(15,782)	$361,252		$21,305,533

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.

(2)	Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM 2050 Portfolio R6
April 30, 2014

One Choice 2050 Portfolio R6 - Schedule of Investments
APRIL 30, 2014 (UNAUDITED)
	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS — 66.5%
NT Core Equity Plus Fund Institutional Class	48,733	735,379
NT Equity Growth Fund Institutional Class	132,748	1,673,954
NT Growth Fund R6 Class	154,189	2,409,974
NT Heritage Fund R6 Class	95,023	1,185,885
NT Large Company Value Fund R6 Class	199,673	2,447,992
NT Mid Cap Value Fund R6 Class	93,746	1,183,080
NT Small Company Fund Institutional Class	73,543	764,852
Real Estate Fund R6 Class	17,328	456,085
		10,857,201
DOMESTIC FIXED INCOME FUNDS — 17.3%
High-Yield Fund R6 Class	44,652	278,179
Inflation-Adjusted Bond Fund Institutional Class	47,084	559,824
NT Diversified Bond Fund R6 Class	184,783	1,988,266
		2,826,269
INTERNATIONAL EQUITY FUNDS — 16.2%
NT Emerging Markets Fund R6 Class	97,395	1,004,143
NT International Growth Fund R6 Class	139,988	1,632,259
		2,636,402
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $16,247,456)		16,319,872
OTHER ASSETS AND LIABILITIES†		6
TOTAL NET ASSETS — 100.0%		$16,319,878

Notes to Schedule of Investments
†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$16,258,532
Gross tax appreciation of investments	$143,415
Gross tax depreciation of investments	(82,075)
Net tax appreciation (depreciation) of investments	$61,340

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the nine months ended April 30, 2014 follows:

	July 31, 2013					April 30, 2014
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice 2050 Portfolio R6
NT Core Equity Plus Fund Institutional Class	81	$736,374	$16,400	$33	$13,146	48,733	$735,379
NT Equity Growth Fund Institutional Class	212	1,703,676	47,965	(877)	48,313	132,748	1,673,954
NT Growth Fund R6 Class	259	2,481,078	91,583	(111)	32,970	154,189	2,409,974
NT Heritage Fund R6 Class(2)	140	1,265,626	40,865	(1,901)	37,734	95,023	1,185,885
NT Large Company Value Fund R6 Class	329	2,463,033	82,375	(8)	26,368	199,673	2,447,992
NT Mid Cap Value Fund R6 Class	148	1,202,650	31,178	(782)	28,548	93,746	1,183,080
NT Small Company Fund Institutional Class	110	829,181	48,094	(1,780)	27,630	73,543	764,852
Real Estate Fund R6 Class	29	457,142	19,972	(536)	1,579	17,328	456,085
High-Yield Fund R6 Class	68	284,011	6,585	(17)	4,387	44,652	278,179
Inflation-Adjusted Bond Fund Institutional Class	69	588,321	29,098	(1,157)	5,815	47,084	559,824
NT Diversified Bond Fund R6 Class	279	2,090,557	117,389	(114)	10,764	184,783	1,988,266
NT Emerging Markets Fund R6 Class	159	1,048,884	33,273	(469)	2,132	97,395	1,004,143
NT International Growth Fund R6 Class	222	1,677,663	40,962	(855)	29,905	139,988	1,632,259
		$16,828,196	$605,739	$(8,574)	$269,291		$16,319,872

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.

(2)	Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM 2055 Portfolio R6
April 30, 2014

One Choice 2055 Portfolio R6 - Schedule of Investments
APRIL 30, 2014 (UNAUDITED)
	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS — 69.0%
NT Core Equity Plus Fund Institutional Class	17,972	271,202
NT Equity Growth Fund Institutional Class	51,343	647,441
NT Growth Fund R6 Class	58,793	918,928
NT Heritage Fund R6 Class	36,255	452,457
NT Large Company Value Fund R6 Class	76,090	932,867
NT Mid Cap Value Fund R6 Class	35,764	451,342
NT Small Company Fund Institutional Class	28,979	301,379
Real Estate Fund R6 Class	6,872	180,860
		4,156,476
INTERNATIONAL EQUITY FUNDS — 16.0%
NT Emerging Markets Fund R6 Class	37,712	388,812
NT International Growth Fund R6 Class	49,044	571,856
		960,668
DOMESTIC FIXED INCOME FUNDS — 15.0%
High-Yield Fund R6 Class	14,444	89,985
Inflation-Adjusted Bond Fund Institutional Class	15,187	180,569
NT Diversified Bond Fund R6 Class	58,649	631,058
		901,612
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $5,934,221)		6,018,756
OTHER ASSETS AND LIABILITIES†		2
TOTAL NET ASSETS — 100.0%		$6,018,758

Notes to Schedule of Investments
†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,938,991
Gross tax appreciation of investments	$85,965
Gross tax depreciation of investments	(6,200)
Net tax appreciation (depreciation) of investments	$79,765

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the nine months ended April 30, 2014 follows:

	July 31, 2013					April 30, 2014
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice 2055 Portfolio R6
NT Core Equity Plus Fund Institutional Class	81	$285,964	$22,670	$50	$634	17,972	$271,202
NT Equity Growth Fund Institutional Class	220	685,853	55,793	(488)	3,297	51,343	647,441
NT Growth Fund R6 Class	265	995,788	90,201	306	1,647	58,793	918,928
NT Heritage Fund R6 Class(2)	144	500,799	47,320	(735)	1,896	36,255	452,457
NT Large Company Value Fund R6 Class	337	992,858	85,970	179	2,617	76,090	932,867
NT Mid Cap Value Fund R6 Class	153	477,299	39,454	(187)	1,548	35,764	451,342
NT Small Company Fund Institutional Class	116	336,391	34,583	(216)	1,403	28,979	301,379
Real Estate Fund R6 Class	31	185,814	17,019	84	308	6,872	180,860
NT Emerging Markets Fund R6 Class	166	418,557	30,037	(746)	452	37,712	388,812
NT International Growth Fund R6 Class	214	617,789	52,784	(312)	1,376	49,044	571,856
High-Yield Fund R6 Class	61	94,509	5,216	(2)	1,018	14,444	89,985
Inflation-Adjusted Bond Fund Institutional Class	61	190,575	13,612	(265)	246	15,187	180,569
NT Diversified Bond Fund R6 Class	247	672,111	50,427	(10)	2,585	58,649	631,058
		$6,454,307	$545,086	$(2,342)	$19,027		$6,018,756

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.

(2)	Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One ChoiceSM In Retirement Portfolio R6
April 30, 2014

One Choice In Retirement Portfolio R6 - Schedule of Investments
APRIL 30, 2014 (UNAUDITED)
	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS — 40.0%
NT Core Equity Plus Fund Institutional Class	22,486	339,321
NT Equity Growth Fund Institutional Class	89,644	1,130,415
NT Growth Fund R6 Class	47,030	735,085
NT Heritage Fund R6 Class	22,677	283,005
NT Large Company Value Fund R6 Class	101,360	1,242,678
NT Mid Cap Value Fund R6 Class	35,803	451,840
NT Small Company Fund Institutional Class	21,753	226,231
Real Estate Fund R6 Class	4,299	113,141
		4,521,716
DOMESTIC FIXED INCOME FUNDS — 38.0%
High-Yield Fund R6 Class	68,709	428,057
Inflation-Adjusted Bond Fund Institutional Class	14,253	169,469
NT Diversified Bond Fund R6 Class	278,932	3,001,309
Short Duration Inflation Protection Bond Fund R6 Class	66,064	687,725
		4,286,560
MONEY MARKET FUNDS — 10.0%
Premium Money Market Fund Investor Class	1,126,466	1,126,466
INTERNATIONAL FIXED INCOME FUNDS — 7.0%
International Bond Fund R6 Class	55,268	791,442
INTERNATIONAL EQUITY FUNDS — 5.0%
NT International Growth Fund R6 Class	48,450	564,932
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $11,138,419)		11,291,116
OTHER ASSETS AND LIABILITIES†		9
TOTAL NET ASSETS — 100.0%		$11,291,125

Notes to Schedule of Investments
†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$11,151,521
Gross tax appreciation of investments	$152,963
Gross tax depreciation of investments	(13,368)
Net tax appreciation (depreciation) of investments	$139,595

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the nine months ended April 30, 2014 follows:

	July 31, 2013					April 30, 2014
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice In Retirement Portfolio R6
NT Core Equity Plus Fund Institutional Class	54	$358,316	$32,870	$48	$9,340	22,486	$339,321
NT Equity Growth Fund Institutional Class	204	1,231,342	130,045	(3,832)	49,866	89,644	1,130,415
NT Growth Fund R6 Class	113	792,031	73,899	918	15,307	47,030	735,085
NT Heritage Fund R6 Class(2)	48	320,055	28,955	(1,706)	13,665	22,677	283,005
NT Large Company Value Fund R6 Class	239	1,318,950	131,112	668	20,717	101,360	1,242,678
NT Mid Cap Value Fund R6 Class	82	483,554	42,146	(1,247)	16,811	35,803	451,840
NT Small Company Fund Institutional Class	46	259,134	30,081	(1,234)	12,213	21,753	226,231
Real Estate Fund R6 Class	10	117,837	11,910	(122)	632	4,299	113,141
High-Yield Fund R6 Class	153	454,618	29,378	28	10,132	68,709	428,057
Inflation-Adjusted Bond Fund Institutional Class	155	492,607	324,630	(5,629)	2,777	14,253	169,469
NT Diversified Bond Fund R6 Class	625	3,221,417	250,358	(464)	24,178	278,932	3,001,309
Short Duration Inflation Protection Bond Fund R6 Class	—	735,216	49,026	(50)	694	66,064	687,725
Premium Money Market Fund Investor Class	2,500	1,204,599	80,633	—	37	1,126,466	1,126,466
International Bond Fund R6 Class	127	842,947	65,677	(628)	1,920	55,268	791,442
NT International Growth Fund R6 Class	113	616,785	55,269	(1,486)	15,653	48,450	564,932
		$12,449,408	$1,335,989	$(14,736)	$193,942		$11,291,116

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.

(2)	Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Asset Allocation Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	June 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	June 26, 2014

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	June 26, 2014